18. Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total AFS Securities	$ 95,073	$ 79,860
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	12,451	6,958
Mortgage Backed Securities	74,288	62,593
SBA Pools	8,334	10,309
Total AFS Securities	95,073	79,860
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
SBA Pools	0	0
Total AFS Securities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	12,451	6,958
Mortgage Backed Securities	74,288	62,593
SBA Pools	8,334	10,309
Total AFS Securities	95,073	79,860
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
SBA Pools	0	0
Total AFS Securities	$ 0	$ 0